Condensed financial information of the parent company (Details) - Schedule of parent company statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$ (700,873)	$ 48,100
Cash Flows from Investing Activities:
Investment in a subsidiary	(3,690,000)
Net Cash Used Investing Activities	(3,690,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost	11,497,654
Net Cash Used Financing Activities	11,497,654
Net increase in cash and cash equivalents	7,106,781	48,100
Cash and cash equivalents at beginning of year	48,100
Cash and cash equivalents at end of year	$ 7,154,881	$ 48,100